Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 209,115	$ 72,549	€ 258,756	$ 81,713	€ 104,380	€ 171,029
Current and non current financial assets	4,817		4,431
Total	213,932				€ 263,187
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	139,269		186,609
Current and non current financial assets	4,817		4,355
Total	€ 144,086		€ 190,964
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents | $		69,846		72,147
Current and non current financial assets | $		0		76
Total | $		$ 69,846		$ 72,223